UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-177938
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 35
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 1,011
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 2, 2023

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on October 2, 2023 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated October 2, 2023
to the following statutory prospectus(es):
Nationwide DestinationSM Navigator New York 2.0 prospectus dated May 1, 2023
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective October 16, 2023, the following changes apply for new contracts:
I.
The following product features will no longer be available with applications signed on or after October 16, 2023:
•
Nationwide Lifetime Income Rider Plus Core
•
Joint Option for Nationwide Lifetime Income Rider Plus Core
•
Nationwide Lifetime Income Rider Plus Accelerated
•
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated
•
Nationwide Lifetime Income Rider Plus Max
•
Joint Option for Nationwide Lifetime Income Rider Plus Max
II.
For contracts with applications signed on or after October 16, 2023, the following additional optional benefits will be available for Contract Owners to elect:
•
Nationwide Lifetime Income Rider Plus Empire
•
Joint Option for Nationwide Lifetime Income Rider Plus Empire
Accordingly, the following changes apply to the prospectus:
(1)
The following definitions in the Glossary of Special Terms section are deleted in their entirety and replaced with the following:
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount.
Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the maximum amount that can be withdrawn during a calendar year without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the applicable Lifetime Withdrawal Percentage. For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are currently available for new contracts.
PROS-0763

Non-Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Original Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, beginning with the date the contract is issued, the Roll-up Crediting Period is the maximum period of time that the Roll-up Interest Rate will apply for. The Rate Sheet Supplement discloses the Roll-up Crediting Periods that are currently available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up Interest Rates that are currently available for new contracts. For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
(2)
The list in the Living Benefits Options subsection in the Contract Features section is deleted in its entirety and replaced with the following:
•
Nationwide Lifetime Income Rider Plus Empire (available for contracts with applications signed on or after October 16, 2023)
•
Joint Option for the Nationwide Lifetime Income Rider Plus Empire (available for contracts with applications signed on or after October 16, 2023)
•
Nationwide Lifetime Income Rider Plus Core (no longer available for contracts with applications signed on or after October 16, 2023)
•
Joint Option for the Nationwide Lifetime Income Rider Plus Core (no longer available for contracts with applications signed on or after October 16, 2023)
•
Nationwide Lifetime Income Rider Plus Accelerated (no longer available for contracts with applications signed on or after October 16, 2023)
•
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated (no longer available for contracts with applications signed on or after October 16, 2023)
•
Nationwide Lifetime Income Rider Plus Max (no longer available for contracts with applications signed on or after October 16, 2023)
•
Joint Option for the Nationwide Lifetime Income Rider Plus Max (no longer available for contracts with applications signed on or after October 16, 2023)
•
7% Nationwide Lifetime Income Rider (no longer available for election)
•
Joint Option for the 7% Nationwide Lifetime Income Rider (no longer available for election)
•
Nationwide Lifetime Income Capture Option (no longer available for election)
•
Joint Option for the Nationwide Lifetime Income Capture Option (no longer available for election)
•
Nationwide Lifetime Income Track Option (no longer available for election)
•
Joint Option for the Nationwide Lifetime Income Track Option (no longer available for election)
(3)
The "Annual Contract Expenses" chart in the Fee Table section is amended to read as follows:
Annual Contract Expenses
Maximum Administrative Expense[1]	$30
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Annual Contract Expenses
Base Contract Expenses[2](assessed as an annualized percentage of Daily Net Assets)	1.30%
Optional Benefit Expenses[3]
Reduced CDSC Option ("Liquidity Option") Charge[4] (assessed as an annualized percentage of Daily Net Assets)	0.50%
One-Year Enhanced Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20%
Living Benefit Options[5] (assessed annually as a percentage of the Current Income Benefit Base6)
Maximum Nationwide Lifetime Income Rider Plus Empire Charge (available for contracts with applications signed on or after October 16, 2023)	1.60%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Empire Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Empire option) (available for contracts with applications signed on or after October 16, 2023)
0.30%[8]
Maximum Nationwide Lifetime Income Rider Plus Core Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Accelerated option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum Nationwide Lifetime Income Rider Plus Max Charge (no longer available for contracts with applications signed on or after October 16, 2023)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Max option) (no longer available for contracts with applications signed on or after October 16, 2023)
0.40%[8]
Maximum 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after July 1, 2020)	1.50%[7]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge (this is in addition to the charge for the 7% Nationwide Lifetime Income Rider option) (no longer available for applications signed on or after July 1,
2020)
0.40%[9]
Maximum 5% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after June 1, 2020)	1.00%[7]
Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge (this is in addition to the charge for the 5% Nationwide Lifetime Income Rider option) (no longer available for applications signed on or after June 1,
2020)
0.15%[10]
Maximum Nationwide Lifetime Income Capture Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Capture Option) (no longer available for applications signed on or after
June 1, 2020)
0.40%[11]
Maximum Nationwide Lifetime Income Track Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Track option) (no longer available for applications signed on or after
June 1, 2020)
0.40%[11]

Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.

Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
3
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
4
Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:
Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
PROS-0763

Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
5
Only one living benefit option (and its corresponding joint option) may be elected.
6
For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.
7
Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire is equal to 1.45% of the Current Income Benefit Base, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
8
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire is equal to 0.15% of the Current Income Benefit Base, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
9
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
10
Currently, there is no charge associated with the Joint Option for the 5% Nationwide Lifetime Income Rider.
11
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
(4)
The sixth bullet in the "Example" in the Fee Table section is deleted in its entirety and replaced with the following:
•
any of the available living benefit options, and
(5)
The fifth paragraph of the The Sub-Accounts and Underlying Mutual Funds subsection of the Investment Options section is deleted in its entirety and replaced with the following:
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments, and the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).
(6)
The Waiver of Contingent Deferred Sales Charges subsection of the Contingent Deferred Sales Charge subsection of the Charges and Deductions section is deleted in its entirety and replaced with the following:
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)
10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC);
(2)
any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
PROS-0763

(3)
for those contracts with the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)
upon the annuitization of the contract;
(2)
upon payment of a death benefit; or
(3)
from any values for which the applicable CDSC period has expired:
(a)
for those contracts without the Liquidity Option, purchase payments held for at least seven years from the date of allocation to the contract; and
(b)
for those contracts with the Liquidity Option, for any withdrawals after the end of the fourth Contract Year.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)
the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)
the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•
multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•
any single net withdrawal of 90% or more of the Contract Value.
(7)
The following new subsection to the Charges and Deductions section is added immediately before the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max subsection:
Nationwide Lifetime Income Rider Plus Empire
The Nationwide Lifetime Income Rider Plus Empire is available for contracts with applications signed on or after October 16, 2023 and is a living benefit option that provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals.
The charge for the Nationwide Lifetime Income Rider Plus Empire will not exceed 1.60% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Rider Plus Empire is 1.45% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base. If the current charge does change, it will not exceed the maximum charge of 1.60% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
PROS-0763

(8)
The first paragraph of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max subsection in the Charges and Deductions section is deleted in its entirety and replaced with the following:
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc Plus" or "Nationwide L.inc+" Riders) are living benefit options that provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. The Nationwide L.inc Plus Riders are substantially similar, but have varying Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and/or permitted investment options. The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max are not available for election for contracts with applications signed on or after October 16, 2023.
(9)
The following new subsection to the Charges and Deductions section is added immediately before the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max subsection:
Joint Option for the Nationwide Lifetime Income Rider Plus Empire
For an additional charge not to exceed 0.30% of the Current Income Benefit Base, if the applicant elected Nationwide Lifetime Income Rider Plus Empire, an applicant can elect the Joint Option for the Nationwide Lifetime Income Rider Plus Empire ("Joint Option"). The current charge for the Joint Option is 0.15% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages may be lower than if the Joint Option was not elected.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Rider Plus Empire, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
(10)
The first paragraph of the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max section is deleted in its entirety and replaced with the following:
For an additional charge not to exceed 0.40% of the Current Income Benefit Base, if the applicant elected Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, an applicant can elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option"). The current charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be lower than if the Joint Option was not elected. These Joint Options are no longer available for election for contracts with applications signed on or after October 16, 2023.
(11)
The fourth paragraph of the Dollar Limit Restrictions subsection of the The Contract in General section is deleted in its entirety and replaced with the following:
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, or Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
(12)
The first bullet under "Brief Description of Restrictions/Limitations" of the "Custom Choice Asset Rebalancing Service" row of the Standard Benefits Table is deleted and replaced with the following:
•
Only available for contracts that elect Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max
(13)
The Optional Benefits Table is deleted in its entirety and replaced with the following:
PROS-0763

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Reduced CDSC Option ("Liquidity Option")	Reduction of standard CDSC schedule	0.50% (Daily Net Assets)	0.50% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Subsequent purchase payments are only permitted during the first Contract Year
One-Year Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
• Annuitant must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Nationwide Lifetime Income Rider Plus Empire	Guaranteed lifetime income stream	1.60% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
October 16, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Empire	Extension of guaranteed lifetime income stream for spouse	0.30% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
October 16, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus Empire
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract
• Current charge could change

PROS-0763

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Core	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus Core
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Accelerated	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

PROS-0763

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus
Accelerated option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Max	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Max	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 16, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus Max
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
7% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
• No longer available for election
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Subsequent purchase payment
limitations
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed

Joint Option for the 7% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election
• Only available if the 7% Nationwide
Lifetime Income Rider option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

5% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.00% (Current Income Benefit Base)	0.75% (Current Income Benefit Base)
• No longer available for election
• May not be elected if another living
benefit is elected
• Election is irrevocable
• Not available for beneficially owned
contracts
• Not available is a loan is outstanding
• Investment limitations
• Current charge could change
• Subsequent purchase payment
limitations
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the 5% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.00% (Current Income Benefit Base)
• No longer available for election
• Only available if the 5% Nationwide
Lifetime Income Rider option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Capture Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
• No longer available for election
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Capture Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election
• Only available if the Nationwide
Lifetime Income Capture option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

PROS-0763

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Track Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)
• No longer available for election
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be 85 or
younger at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Track Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• No longer available for election
• Only available if the Nationwide
Lifetime Income Track option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be 85 or younger
at application
• Restrictions exist on the parties
named to the contract

(14)
The following new section Nationwide Lifetime Income Rider Plus Empire is added immediately before the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max subsection of the Benefits Under the Contract section:
Nationwide Lifetime Income Rider Plus Empire
The Nationwide Lifetime Income Rider Plus Empire ("Nationwide L.inc Plus Empire Rider") provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts with applications signed on or after October 16, 2023, Nationwide L.inc Plus Empire Rider is available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Empire Rider is irrevocable. The Nationwide L.inc Plus Empire Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned
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by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Plus Rider Empire is elected, then the spouse may keep the applicable Nationwide L.inc Plus Empire Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.60% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Empire Rider is 1.45% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.60% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Empire Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Investment Restrictions
Election of the Nationwide L.inc Plus Empire Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Empire Rider as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Empire Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Rate Sheet Supplements for the Nationwide L.inc Plus Empire Rider
For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period
PROS-0763

when the application is signed are not applicable to the contract. However, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the SEC’s EDGAR system at www.sec.gov (file number: 333-177938).
For contracts with applications signed prior to the date of the prospectus, see Appendix F: Historical Rates, Periods, and Percentages.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greater of:
(1)
Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)
Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations:
(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)
Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)
Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greatest of:
(1)
Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)
Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)
Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)
Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)
Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
PROS-0763

(aa)
Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(bb)
After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)
Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Empire Rider will equal the greatest of:
(1)
Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)
Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)
Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)
Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)
Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)
After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)
After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)
Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary plus any purchase payments submitted, minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Empire Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the Nationwide L.inc Plus Empire Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The applicable Lifetime Withdrawal Percentage is determined based on the age of the Determining Life at the time of the first Lifetime Withdrawal. The Nationwide L.inc Plus Empire Rider uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract.
The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above.
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For contracts that elect the Joint Option for the Nationwide Lifetime Income Rider Plus Empire, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Plus Empire Rider. The age used to determine the applicable Lifetime Withdrawal Percentage if the Joint Option is elected, it is the age of the younger of the Determining Life or the Joint Determining Life
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of months, including the month of issue, from the Option Issue Date to the end of the calendar year. The prorated Lifetime Withdrawal Amount will be calculated as follows: [[(12 - the month of the Option Issue Date, represented as a number) + 1] divided by 12] x the non-prorated Lifetime Withdrawal Amount.
Example:
Assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal in December of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal
Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,000 ((12-
7+1) months ÷ 12 months) x $12,000).

The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Income Carryforward
The Nationwide L.inc Plus Empire Rider includes an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals.
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The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the Nationwide L.inc Plus
Empire Rider is calculated, see Appendix E: Nationwide Lifetime Income Rider Plus Empire,
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus
Accelerated, and Nationwide Lifetime Income Rider Plus Max Example.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0.
If an excess withdrawal is taken in any calendar year, the Income Benefit Base in effect on the date of the excess withdrawal will be proportionally reduced by the gross amount of the excess withdrawal, including any CDSC or taxes, as follows:
A figure representing the proportional amount of the excess withdrawal. This amount is determined by the following formula:
gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the excess withdrawal
Contract Value (reduced by the available Lifetime Withdrawal Amount)
Lifetime Withdrawals are free of CDSC. For purposes of CDSC, the gross amount Surrendered will include any recapture of credits, if applicable, according to the contract or any elected options.
Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base.
The Nationwide L.inc Plus Empire Rider will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime
Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $60,000 is taken, then $55,000 of the amount withdrawn is an excess withdrawal ($60,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 [[$55,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege
In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)
be at least 73 as of the date of the request, or will be 73 in the calendar year that the RMD privilege would first apply (Note: for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½);
(2)
own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)
submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
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Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Plus Empire Rider change.
In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Plus Empire Rider change, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Plus Empire Rider; and instructions on how to communicate an election to reset the benefit base. For the purposes of this section, the addition of a new Sub-Account as a permitted investment option is not considered a change to the list of permitted investment options.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Plus Empire Rider will not change (as applicable to that particular contract). An election to reset the Current Income Benefit Base will not affect the Roll-Up Crediting Rate, the Roll-Up Crediting Period, or the Lifetime Withdrawal Percentage.
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Empire Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, the Nationwide L.inc Plus Empire Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Empire Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Plus Empire Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information.
For contracts with the Joint Option for the Nationwide L.inc Plus Empire Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Empire Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Empire Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.
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Automatic Termination of the Nationwide L.inc Plus Empire Rider
Upon termination of the Nationwide L.inc Plus Empire Rider, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Empire Rider will terminate. In the following instances, the Nationwide L.inc Plus Empire Rider will automatically terminate:
(1)
When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)
On the Annuitization Date;
(3)
Upon the death of the determining life for contracts with no Joint Option; or
(4)
A full surrender of the contract.
Other Important Considerations
The Nationwide L.inc Plus Empire Rider is designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Empire Rider will be reduced, potentially significantly, if the Contract Owner takes excess withdrawals or a Non-Lifetime Withdrawal.
Other important considerations include the following:
•
The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Empire Rider.
•
If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.
•
If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•
Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
(15)
The first sentence of the Availability subsection of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max subsection of the Benefits Under the Contract section is deleted and replaced with the following:
For contracts with applications signed on or after June 1, 2020, and before October 16, 2023, the Nationwide L.inc Plus Riders are available under the contract at the time of application.
(16)
The following new section Joint Option for the Nationwide Lifetime Income Rider Plus Empire is added immediately before the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max subsection of the Benefits Under the Contract section:
Joint Option for the Nationwide Lifetime Income Rider Plus Empire
At the time the Nationwide Lifetime Income Rider Plus Empire is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Empire (the "Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Rider Plus Empire, provided certain
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conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide Lifetime Income Rider Plus Empire will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Plus Empire. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Rider Plus Empire.
The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Empire are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Nationwide Lifetime Income Rider Plus Empire.
To be eligible for the Joint Option, the following conditions must be met:
(1)
Both spouses must be between 50 and 85 years old at the time of application;
(2)
Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information);
(3)
If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)
Both spouses must be named as primary beneficiaries;
(6)
No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Rider Plus Empire. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)
the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)
the contract is annuitized;
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(3)
after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)
the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
(17)
The following sentence is added to the end of the first paragraph of the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max subsection in the Benefits Under the Contract section:
For applications signed on or after October 16, 2023, these Joint Options are no longer available for election.
(18)
The last sentence of first paragraph of the Partial Withdrawals to Pay Investment Advisory Fees subsection of the Partial Withdrawals subsection of the Surrender/Withdrawal Prior to Annuitization section is deleted and replaced with the following:
In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
(19)
The first sentence of the first paragraph in the Dollar Cost Averaging for Living Benefits subsection in the Contract Owner Services section is deleted and replaced with the following:
Nationwide may periodically offer Dollar Cost Averaging programs with the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits."
(20)
The third paragraph in the Dollar Cost Averaging for Living Benefits subsection in the Contract Owner Services section is deleted and replaced with the following:
Refer to Appendix A: Underlying Mutual Funds Available Under the Contract for the investment options available for the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
(21)
The last paragraph in the Systematic Withdrawals subsection in the Contract Owner Services section is deleted and replaced with the following:
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
(22)
The first sentence of the first paragraph in the Custom Choice Asset Rebalancing Service subsection in the Contract Owner Services section is deleted and replaced with the following:
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge.
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(23)
The first paragraph under the Terminating Participation in Custom Choice subsection of the Custom Choice Asset Rebalancing Service subsection in the Contract Owner Services section is deleted and replaced with the following:
Contract Owners can terminate participation in Custom Choice by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
(24)
The first sentence of the first paragraph in the Static Asset Allocation Model subsection in the Contract Owner Services section is deleted and replaced with the following:
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
(25)
The second bullet of the second paragraph of the Annuity Commencement Date section is deleted and replaced with the following:
•
the requested date is at least one year after the date of issue;
(26)
The first paragraph of the Annuitization Date subsection of the Annuitizing the Contract section is deleted and replaced with the following:
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
(27)
The third paragraph of the Annuitization Date subsection of the Annuitizing the Contract section is deleted and replaced with the following:
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least one year after the contract is issued, but may not be later than either:
•
the age (or date) specified in the contract; or
•
the age (or date) specified by state law, where applicable.
(28)
The Income Benefit Investment Options subsection and the introduction and first table of the Custom Choice Asset Rebalancing Service Investment Options subsection of Appendix A: Underlying Mutual Funds Available Under the Contract are deleted and replaced with the following:
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of
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investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2		X	X	X	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2					X			X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II					X			X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	X		X	X	X			X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X	X	X	X	X	X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X	X	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	X		X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II			X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X		X	X	X			X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X	X	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X	X	X	X	X	X
PROS-0763

Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X	X		X	X	X
Custom Choice Asset Rebalancing Service	X	X	X	X
Custom Portfolio Asset Rebalancing Service - Balanced					X	X	X	X
Custom Portfolio Asset Rebalancing Service - Capital Appreciation					X			X
Custom Portfolio Asset Rebalancing Service - Conservative					X	X	X	X
Custom Portfolio Asset Rebalancing Service - Moderate					X		X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Custom Portfolio Asset Rebalancing Service - Moderately Conservative					X	X	X	X
Static Asset
Allocation Models -
American Funds
Managed Moderate
Option (40% NVIT -
NVIT Managed
American Funds
Growth-Income
Fund, 40% NVIT -
NVIT Managed
American Funds
Asset Allocation
Fund and 20% NVIT
- NVIT American
Funds Bond Fund)
	X	X	X	X
Static Asset
Allocation Models -
American Funds
Managed Option
(33% NVIT - NVIT
American Funds
Bond Fund, 33%
NVIT - NVIT
Managed American
Funds Asset
Allocation Fund,
34% NVIT - NVIT
Managed American
Funds Growth-
Income Fund)
		X1	X1	X1	X	X	X	X
Static Asset Allocation Models - American Funds Moderate Option (40% NVIT American Funds Growth- Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)	X	X	X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth- Income Fund)		X1	X1	X1	X	X	X	X
Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)	X	X	X	X
Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)		X1	X1	X1	X	X	X	X
Static Asset
Allocation Models -
Fidelity® VIP Funds
Moderate Option
(40% Fidelity VIP
Growth & Income
Portfolio - Service
Class 2, 30% Fidelity
VIP Balanced
Portfolio - Service
Class 2 and 30%
Fidelity VIP
Investment Grade
Bond Portfolio -
Service Class 2)
	X	X	X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset
Allocation Models -
Fidelity® VIP Funds
Option (35% Fidelity
VIP Balanced
Portfolio - Service
Class 2, 30% Fidelity
VIP Growth &
Income Portfolio -
Service Class 2,
35% Fidelity VIP
Investment Grade
Bond Portfolio -
Service Class 2)
		X1	X1	X1	X	X	X	X
Static Asset
Allocation Models -
J.P. Morgan
Moderate Option
(40% NVIT - NVIT
J.P.Morgan
Disciplined Equity
Fund, 40% NVIT -
NVIT J.P. Morgan
MozaicSM Multi-Asset
Fund and 20%
Lincoln Variable
Insurance Products -
Trust JPMorgan
Core Bond Fund)
		X2	X2	X2
Static Asset
Allocation Models -
J.P. Morgan Option
(34% Lincoln
Variable Insurance
Products Trust -
JPMorgan Core
Bond Fund, 33%
NVIT - NVIT J.P.
Morgan MozaicSM
Multi-Asset Fund,
33% NVIT - NVIT
J.P. Morgan U.S.
Equity Fund: Class
II)
		X1	X1	X1	X	X	X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset
Allocation Models -
Nationwide Variable
Insurance Trust
iShares Moderate
Option (60%
Nationwide Variable
Insurance Trust -
NVIT iShares®
Global Equity ETF
Fund: Class II and
40% Nationwide
Variable Insurance
Trust - NVIT
iShares® Fixed
Income ETF Fund:
Class II)
	X	X	X	X
Static Asset
Allocation Models -
Nationwide Variable
Insurance Trust
iShares Option (50%
Nationwide Variable
Insurance Trust -
NVIT iShares® Fixed
Income ETF Fund:
Class II, 50%
Nationwide Variable
Insurance Trust -
NVIT iShares®
Global Equity ETF
Fund: Class II)
		X1	X1	X1	X	X	X	X
1 Only available in contracts for applications signed before July 1, 2020.
2 Only available in contracts for applications signed before May 1, 2023.
Custom Choice Asset Rebalancing Service Investment Options
Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.
	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core Option	Nationwide Lifetime Income Rider Plus Accelerated Option	Nationwide Lifetime Income Rider Plus Max Option
Group A	20% - 100%	40% - 100%	0% - 100%	0% - 100%
Group B	0% - 80%	0% - 60%	0% - 100%	0% - 100%
0% - 10%	0% - 10%	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%	100%
(29)
The title of the section Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide
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Lifetime Income Track option of Appendix B: Contract Types and Tax Information, is deleted and replaced with the following:
Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
(30)
The first sentence of the first paragraph of the Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option of Appendix B: Contract Types and Tax Information, is deleted and replaced with the following:
While the tax treatment for withdrawals for benefits such as Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal.
(31)
The second paragraph of the Required Distributions subsection of the Federal Income Taxes subsection of the Federal Tax Considerations of Appendix B: Contract Types and Tax Information, is deleted and replaced with the following:
If the Contract Owner purchases the Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
(32)
The following is added as a new third paragraph in Appendix F: Historical Rates, Periods, and Percentages:
Note: For contracts issued on or after October 16, 2023, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increased the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application was signed, the new Rate Sheet Supplement in effect on the date the contract was issued may have been applied to the contract. Refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, and/or Lifetime Withdrawal Percentages that are applicable to your contract, or contact Nationwide's Service Center.
(33)
Appendix E is deleted and replaced with the following:
Appendix E: Nationwide Lifetime Income Rider Plus Empire, Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max Example
Income Carryforward Example
The following is an example of how the Income Carryforward privilege may apply:
Assume a Contract Owner purchases a contract on April 1,2023 for $200,000, with a Roll-up Interest Rate of 6.00%. On April 1, 2025, assume the Current Income Benefit Base is $224,000 ($200,000 x 1.12)). In May of 2025, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2025. At the time of the first
PROS-0763

Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 3.75%. Assuming no other changes to the Current Income Benefit Base, the Lifetime Withdrawal Amount would be $8,400 ($224,000 x 0.0375). Thereafter, assume the following withdrawal activity:
	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
May 1, 2025	$8,000	$0	$8,400	$0	$400
Income Carryforward Calculation
The Lifetime Withdrawal Amount in
2025 is $8,400, but the Contract Owner
only takes $8,000. This means that an
additional $400 is available for following
year as Income Carryforward Amount.
Assuming there are no additional
withdrawal or changes made to the
Income Benefit Base for the remainder
of the year, then $8,800 would be
available in 2026. This is the 2026
Lifetime Withdrawal Amount ($8,400) +
Income Carryforward from 2025
($400).

January 1, 2026		--	--	$400	$8,400
March 1, 2026	$6,800	$400	$8,400	$0	$2,000
Income Carryforward Withdrawal
Continuing the above example, any
withdrawals taken in 2026 first come
from the $400 Income Carryforward
Amount from 2025 and any amount
more than the Income Carryforward
Amount is taken from the 2026 Lifetime
Withdrawal Amount. In 2026, the
Contract Owner withdraws $6,800
which takes $400 from Income
Carryforward Amount and $6,400 from
the 2026 Lifetime Withdrawal Amount.
After the withdrawal, the remaining
Income Carryforward Amount is $0 and
the remaining Lifetime Withdrawal
Amount in 2026 is $2,000.

Assuming no other withdrawals or
changes are made to the Income
Benefit Base for the remainder of
2026, then in 2027, $10,400 is
available. This is the 2027 Lifetime
Withdrawal Amount (8,400) + Income
Carryforward from 2026 ($2,000).

PROS-0763

	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
January 1, 2027		--	--	$2,000	$8,400
June 1, 2027	$1,500	$2,000	$8,400	$500	$8,400
Forfeited Income Carryforward
Continuing the above example, any
withdrawals taken in 2027, first come
from the $2000 Income Carryforward
amount in 2026 and any Amount more
than the Income Carryforward Amount
is taken from the 2027 Lifetime
Withdrawal Amount. In 2027, the
Contract Owner withdraws $1,500
which is taken from Income
Carryforward Amount. After the
withdrawal, the remaining Income
Carryforward Amount is $500 and the
remaining Lifetime Withdrawal Amount
in 2027 is $8,400. Assuming no
additional withdrawals or changes are
made to the Income Benefit Base for
the remainder of 2027, then $16,800 is
available in 2028. The $500 Income
Carryforward Amount remaining was
only available in 2027 and is then
forfeited in 2028. The remaining
Lifetime Withdrawal Amount at the end
of 2027 becomes the Income
Carryforward Amount ($8,400) in 2028.
The Lifetime Withdrawal Amount
available in 2028 ($8,400) + Income
Carryforward Amount from 2027
($8,400) is available in 2028.

January 1, 2028		--	--	$8,400	$8,400
PROS-0763

Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 3rd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$136,125
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 5th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 5th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$136,125
			$120,000
		=		$22,688
	The Current Income Benefit Base of $136,125 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $113,438.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 5th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667

The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of
$83,333. The Adjusted Roll-up Income Benefit Base is increased by the 5% simple interest roll-up for each attained Contract
Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $104,167.

PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 3rd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 3rd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 3rd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 5% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $14,063.

PROS-0763

PLUS
3.c)
Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 5% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $30,750.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 3rd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $148,979.

Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the
Contract Owner's Current Income Benefit Base on the 5th Contract Anniversary would be $148,979.

*
All numbers are rounded to the nearest whole number
**
Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non- Lifetime Withdrawal) **:				$200,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$201,750
Contract Value on 12th Contract Anniversary**:				$181,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$201,750
			$200,000
		=		$20,175
	The Current Income Benefit Base of $201,750 is reduced by $20,175 resulting in the proportionally reduced Current Income Benefit Base of $181,575.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $181,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$200,000
		=		$10,000

The Original Income Benefit Base of $100,000 is reduced by $10,000 resulting in the Adjusted Roll-up Income Benefit Base of
$90,000. The Adjusted Roll-up Income Benefit Base is increased by the 5% simple interest roll-up for each attained Contract
Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $135,000.

PLUS
PROS-0763

3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$200,000
		=		$1,500

The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,500 resulting in $13,500. This is increased by 5% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract
Anniversary resulting in $19,575.

PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$200,000
		=		$3,000
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,000 resulting in $27,000 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).

The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th
Contract Anniversary with no roll-up equals $181,575.

Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit
Base on the 12th Contract Anniversary would be $181,575.

*
All numbers are rounded to the nearest whole number
**
Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
PROS-0763

Incorporation by Reference
The prospectus supplements dated May 1, 2023, June 30, 2023, the prospectus, except as modified herein, and the Statement of Additional Information, that were effective May 1, 2023, previously filed with the Commission under SEC file No. 333-177938, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplements:
1)
Prospectus Supplement dated May 1, 2023 and filed on April 25, 2023 as document number d487663d497.htm and hereby incorporated by reference.
2)
Prospectus Supplement dated and filed on June 30, 2023 as document number d516759d497.htm and hereby incorporated by reference.
Prospectus:
1)
Nationwide Destination Navigator NY (2.0) prospectus effective May 1, 2023 filed on April 21, 2023, registration statement (333-177938), as document number d450021d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information (SAI):
1)
Nationwide Destination Navigator NY (2.0) Statement of Additional Information effective May 1, 2023 filed on April 21, 2023, registration statement (333-177938), as document number d450021d485bpos.htm and hereby incorporated by reference.
0

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
The form of the variable annuity contract – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
1)
Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
2)
Form of Liquidity Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
3)
Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
4)
Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
5)
Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
6)
Form of Nationwide Lifetime Income Rider PlusSM Core ("Nationwide L.inc Plus Core" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 (File No. 333-177439) and hereby incorporated by reference.
7)
Form of Nationwide Lifetime Income Rider PlusSM Accelerated ("Nationwide L.inc Plus Accelerated" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 (File No. 333-177439) and hereby incorporated by reference.
8)
Form of Nationwide Lifetime Income Rider PlusSM Max ("Nationwide L.inc Plus Max" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 (File No. 333-177439) and hereby incorporated by reference.
9)
Form of Nationwide Lifetime Income Rider Plus Empire ("Nationwide L.inc Plus Empire Rider") Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on July 17, 2023 with Post-Effective Amendment No. 34 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
e)
Variable Annuity Application – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)
Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)
Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)
Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm

14)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)
Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm

29)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)
Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)
Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)
Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)
Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)
Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)
Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)
Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)
Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)
Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.

1)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)
Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust, as amended, dated October 10, 2013 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
3)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
4)
Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
5)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)
Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
7)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
8)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
9)
Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
10)
Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
11)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
12)
Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
13)
Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
14)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
15)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
16)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

17)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
18)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
19)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
20)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
21)
Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
22)
Administrative Services Agreement with Lincoln Investment Advisors Corporation, as amended dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasa.htm
23)
Distribution Services Agreement with Lincoln Financial Distributors, Inc., as amended dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasab.htm
24)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
25)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
26)
(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC (Mainstay), as amended, dated May 1, 2016 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i37.htm. Portions of this exhibit have been redacted.
27)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
28)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
29)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
30)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
31)
Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13htm
32)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm

33)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
34)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
35)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
36)
Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
37)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
38)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
39)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
40)
Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
41)
Administrative Service Agreement with VP Distributors, LLC (Virtus) dated October 1, 2018, as amended, filed on April 26, 2022 with the registration statement under 333-103095, post effective amendment number 46 as document d313733dex9941.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion of Counsel – Filed previously on November 14, 2011 with initial registration statement (File No. 333-177938) and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Attached hereto.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Marketing Officer	Jones, Ramon
Executive Vice President-Chief Strategy and Corporate Development Officer	Mahaffey, Michael W.
Executive Vice President-Chief Customer Officer	Shore, Amy T.

Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Marketing Content & Delivery	Boyd, Michael A.
Senior Vice President-Legal – NF	Boyer, John N.
Senior Vice President-Chief Diversity & Talent Acquisition Officer	Bretz, Angela D.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrel, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President-Corporate Operations & Litigation Legal	Innis-Thompson, Janice
Senior Vice President-Investment Management Group	Jestice, Kevin T.
Senior Vice President-Internal Audit	Jordan, Gregory S.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Corporate Development	Klett, Angela C.
Senior Vice President-Chief Technology Officer - Corporate Technology	Kolp, Melanie A.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Chief Technology Officer - Technology Strategy, Data & Innovation	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Corporate Real Estate	Sherry, Kieran P.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Human Resources - IT & Legal	Sorrell, Gary A.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Senior Vice President-Chief Advanced Analytics Officer	Terry, Shannon
Senior Vice President-Chief Technology Officer - Infrastructure & Operations	Vasudeva, Guruprasad C.
Senior Vice President-Human Resources - NF	Webster, Cynthia S.
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware
A stock corporation. The corporation is the holding
company of Jefferson National Life Insurance Company,
Jefferson National Life Insurance Company of New York,
and JNF Advisors, Inc., offering annuity products and
services.

Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.

Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A

b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 2, 2023.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on October 2, 2023.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director (Principal Executive Officer)
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Executive Vice President and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
KIRT A. WALKER
Director
JAMES D. BENSON
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact